Note 8 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

8. Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of January 1, 2015, and changes during the six month period ended June 30, 2015, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2015	67,500	1.06
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2015	67,500	1.06

As of June 30, 2015, there was $286,323 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. The unvested compensation expense is based on the closing stock price of $0.76 on June 30, 2015 used for the valuation of the shares awarded to non-employees. That cost is expected to be recognized over a weighted-average period of 0.80 years. The share based compensation recognized relating to the unvested shares was $222,069 for the six month periods ending June 30, 2015 (June 30, 2014: $286,468) and is included in general and administrative expenses.